Revenues, other income and and entity-wide disclosures - Disclosure of Revenue by Major Alliance Partner (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 189,556	SFr 9,330	SFr 9,344
Novartis AG, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	172,903	0	0
FOPH, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,000	0	0
Amgen Inc., USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 9,653	SFr 9,330	SFr 9,344